Goodwill And Other Intangible Assets (Schedule Of Amortized Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life	22 years 3 months 18 days
Gross Carrying Amount	$ 73,585	$ 82,150
Accumulated Amortization	16,910	25,392
Currency Translation Adjustment	$ (1,328)	(533)
Wireless licenses
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life	24 years 7 months 6 days
Gross Carrying Amount	$ 2,979	2,981
Accumulated Amortization	271	156
Currency Translation Adjustment	$ (421)	(243)
Wireless licenses | Mexico
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,561
Orbital slots
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life	15 years
Gross Carrying Amount	$ 5,825	0
Accumulated Amortization	0	0
Currency Translation Adjustment	$ 0	0
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life	37 years 1 month 6 days
Gross Carrying Amount	$ 20,016	18,359
Accumulated Amortization	1,518	853
Currency Translation Adjustment	$ (442)	(6)
Distribution network
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life	10 years
Gross Carrying Amount	$ 18,414	18,138
Accumulated Amortization	4,621	2,793
Currency Translation Adjustment	$ 0	0
Released television and film content
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life	17 years 6 months
Gross Carrying Amount	$ 10,940	10,941
Accumulated Amortization	6,240	4,974
Currency Translation Adjustment	$ 0	0
Customer lists and relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life	9 years 3 months 18 days
Gross Carrying Amount	$ 4,100	20,304
Accumulated Amortization	1,645	14,773
Currency Translation Adjustment	$ (460)	(281)
Other
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life	21 years 3 months 18 days
Gross Carrying Amount	$ 11,311	11,427
Accumulated Amortization	2,615	1,843
Currency Translation Adjustment	$ (5)	$ (3)